Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	HC CAPITAL TRUST
Prospectus Date	rr_ProspectusDate	Nov. 01, 2018
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
Supplement to Prospectus

HC Advisors Shares

Dated November 1, 2018

HC Capital Trust

The date of this Supplement is January 2, 2019

The Institutional Growth Equity Portfolio (the “Portfolio”): The following material supplements the Prospectus to include updated fee table and expense example information in connection with the implementation of certain strategies for the Portfolio as set forth in the supplement below dated December 12, 2018.

1. The following replaces the Portfolio’s “Annual Operating Expenses” table and accompanying “Example” table under the “Example” paragraph in the “Fees and Expenses” section on page 22 of the Prospectus:

Annual Operating Expenses

(expenses that you pay each year as a percentage of the value of your investment)

Management Fees (based on asset allocations among Specialist Managers, see “Advisory Services – Specialist Managers”)	0.16%
Distribution and/or Service (12b-1) Fees	0.25%
Other Expenses	0.07%
Total Annual Portfolio Operating Expenses	0.48%

1 Year	$49
3 Years	$154
5 Years	$269
10 Years	$604

Supplement to Prospectus

HC Strategic Shares

Dated November 1, 2018

HC Capital Trust

The date of this Supplement is January 2, 2019

The Institutional Growth Equity Portfolio (the “Portfolio”): The following material supplements the Prospectus to include updated fee table and expense example information in connection with the implementation of certain strategies for the Portfolio as set forth in the supplement below dated December 12, 2018.

1. The following replaces the Portfolio’s “Annual Operating Expenses” table and accompanying “Example” table under the “Example” paragraph in the “Fees and Expenses” section on page 21 of the Prospectus:

Annual Operating Expenses

(expenses that you pay each year as a percentage of the value of your investment)

Management Fees (based on asset allocations among Specialist Managers, see “Advisory Services – Specialist Managers”)	0.16%
Other Expenses	0.07%
Total Annual Portfolio Operating Expenses	0.23%

1 Year	$24
3 Years	$74
5 Years	$130
10 Years	$293

HC Advisors Shares | The Institutional Growth Equity Portfolio
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
Supplement to Prospectus

HC Advisors Shares

Dated November 1, 2018

HC Capital Trust

The date of this Supplement is January 2, 2019

The Institutional Growth Equity Portfolio (the “Portfolio”): The following material supplements the Prospectus to include updated fee table and expense example information in connection with the implementation of certain strategies for the Portfolio as set forth in the supplement below dated December 12, 2018.

1. The following replaces the Portfolio’s “Annual Operating Expenses” table and accompanying “Example” table under the “Example” paragraph in the “Fees and Expenses” section on page 22 of the Prospectus:

Annual Operating Expenses

(expenses that you pay each year as a percentage of the value of your investment)

Management Fees (based on asset allocations among Specialist Managers, see “Advisory Services – Specialist Managers”)	0.16%
Distribution and/or Service (12b-1) Fees	0.25%
Other Expenses	0.07%
Total Annual Portfolio Operating Expenses	0.48%

1 Year	$49
3 Years	$154
5 Years	$269
10 Years	$604

Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Operating Expenses<br/>(expenses that you pay each year as a percentage of the value of your investment)
HC Advisors Shares | The Institutional Growth Equity Portfolio | HC Advisors Shares
Risk/Return:	rr_RiskReturnAbstract
Management Fees (based on asset allocations among Specialist Managers, see “Advisory Services – Specialist Managers”)	rr_ManagementFeesOverAssets	0.16%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.07%
Total Annual Portfolio Operating Expenses	rr_ExpensesOverAssets	0.48%
1 Year	rr_ExpenseExampleYear01	$ 49
3 Years	rr_ExpenseExampleYear03	154
5 Years	rr_ExpenseExampleYear05	269
10 Years	rr_ExpenseExampleYear10	$ 604
HC Strategic Shares | The Institutional Growth Equity Portfolio
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
Supplement to Prospectus

HC Strategic Shares

Dated November 1, 2018

HC Capital Trust

The date of this Supplement is January 2, 2019

The Institutional Growth Equity Portfolio (the “Portfolio”): The following material supplements the Prospectus to include updated fee table and expense example information in connection with the implementation of certain strategies for the Portfolio as set forth in the supplement below dated December 12, 2018.

1. The following replaces the Portfolio’s “Annual Operating Expenses” table and accompanying “Example” table under the “Example” paragraph in the “Fees and Expenses” section on page 21 of the Prospectus:

Annual Operating Expenses

(expenses that you pay each year as a percentage of the value of your investment)

Management Fees (based on asset allocations among Specialist Managers, see “Advisory Services – Specialist Managers”)	0.16%
Other Expenses	0.07%
Total Annual Portfolio Operating Expenses	0.23%

1 Year	$24
3 Years	$74
5 Years	$130
10 Years	$293

Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Operating Expenses<br/>(expenses that you pay each year as a percentage of the value of your investment)
HC Strategic Shares | The Institutional Growth Equity Portfolio | HC Strategic Shares
Risk/Return:	rr_RiskReturnAbstract
Management Fees (based on asset allocations among Specialist Managers, see “Advisory Services – Specialist Managers”)	rr_ManagementFeesOverAssets	0.16%
Other Expenses	rr_OtherExpensesOverAssets	0.07%
Total Annual Portfolio Operating Expenses	rr_ExpensesOverAssets	0.23%
1 Year	rr_ExpenseExampleYear01	$ 24
3 Years	rr_ExpenseExampleYear03	74
5 Years	rr_ExpenseExampleYear05	130
10 Years	rr_ExpenseExampleYear10	$ 293